Condensed Consolidated Statement of Comprehensive Income (Unaudited) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 368,674	$ 487,305	$ 868,263
Operating expense	(196,112)	(227,299)	(440,562)
Depreciation, depletion and amortization	(119,220)	(115,036)	(224,546)
Gross profit	53,342	144,970	203,155
General and administrative expense	(58,326)	(55,156)	(119,722)
Allowance for expected credit losses	0	0	(8,478)
Gain (loss) on natural gas and oil property and equipment	7,210	7,729	24,146
Gain (loss) on sale of equity interest	0	0	18,440
Unrealized gain (loss) on investment	2,433	0	4,610
Gain (loss) on derivative financial instruments	(2,268)	812,113	1,080,516
Impairment of proved properties	0	0	(41,616)
Operating profit (loss)	2,391	909,656	1,161,051
Finance costs	(60,581)	(67,736)	(134,166)
Accretion of asset retirement obligation	(14,667)	(13,991)	(26,926)
Loss on early retirement of debt	(10,649)	0	0
Other income (expense)	1,254	327	385
Income (loss) before taxation	(82,252)	828,256	1,000,344
Income tax benefit (expense)	97,997	(197,324)	(240,643)
Net income (loss)	15,745	630,932	759,701
Other comprehensive income (loss)	(1,905)	(88)	(270)
Total comprehensive income (loss)	13,840	630,844	759,431
Net income (loss) attributable to owners of the parent
Diversified Energy Company PLC	15,061	629,985	758,018
Non-controlling interest	684	947	1,683
Net income (loss)	$ 15,745	$ 630,932	$ 759,701
Earnings (loss) per share attributable to Diversified Energy Company PLC
Earnings (loss) per share - basic (in dollar per share)	$ 0.32	$ 13.61	$ 16.07
Earnings (loss) per share - diluted (in dollar per share)	$ 0.32	$ 13.43	$ 15.95
Weighted average shares outstanding - basic (in shares)	47,202	46,303	47,165
Weighted average shares outstanding - diluted (in shares)	47,561	46,892	47,514